Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2020		2021		2022
		% of Total		% of Total		% of Total
ATS	2,086.3	36%	2,315.1	41%	2,979.0	41%
CCS	3,661.8	64%	3,319.6	59%	4,271.0	59%
Communications revenue as a % of total revenue		42%		40%		40%
Enterprise revenue as a % of total revenue		22%		19%		19%
Total	5,748.1		5,634.7		7,250.0

Information by Reportable Segment

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2020		2021		2022
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$69.7	3.3%	$105.0	4.5%	$140.9	4.7%
CCS segment income and margin	129.3	3.5%	128.9	3.9%	217.1	5.1%
Total segment income	199.0		233.9		358.0

Reconciling items:
Finance costs	37.7		31.7		59.7
Employee SBC expense	25.8		33.4		51.0
Amortization of intangible assets (excluding computer software)	21.8		22.5		37.0
Other charges, net of recoveries (note 15)	23.5		10.3		6.7
IFRS earnings before income taxes	$90.2		$136.0		$203.6

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2020	2021	2022
Thailand	35%	36%	44%
China	20%	16%	11%
Malaysia	*	13%	12%
Canada	*	*	*
* Less than 10%.

    The following table details our allocation of PP&E and ROU assets among countries that represented 10% or more of total PP&E and ROU assets for the years indicated:

	December 31
	2021	2022
China	11%	*
Thailand	16%	18%
United States	22%	25%
Canada	*	*
* Less than 10%.

    The following table details our allocation of intangible assets and goodwill among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2021	2022
United States	49%	48%
Singapore	42%	42%
Canada	*	*
* Less than 10%.